Property, plant and equipment and intangible assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2018
Property, plant and equipment [abstract]
Property plant and equipment beginning	$ 66,052	$ 63,637	$ 63,637
Increase in property plant and equipment			3,745
Additions			4,280
Transfers			87
Disposals, and reclassifications property, plant and equipment			0
Expensed exploration expenditures and impairment losses			0
Depreciation, property, plant and equipment			(4,193)
Effect of changes in foreign exchange			(58)
Property plant and equipment ending	67,498	66,052	67,498
Intangible Assets [Abstract]
Intangibles beginning	9,379	8,621	8,621
Additions through business combinations			773
Additions			936
Transfers			(87)
Disposals and reclassifications			(128)
Expensed exploration expenditures and impairment losses			(280)
Amortisation and net impairment losses			(5)
Effect of changes in foreign exchange			(31)
Intangibles ending	$ 9,798	$ 9,379	$ 9,798